Investment Objectives and Goals - SBH Equity Fund	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SBH EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	seeks to achieve long-term capital growth.